SUMMARIZED FINANCIAL INFORMATION FOR PARTLY OWNED SUBSIDIARY - Disclosure of statement of financial position for partly owned subsidiary (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
Current assets	$ 32,672	$ 81,182
Non-current assets	28,004	206,206
Current liabilities	(33,819)	(51,227)
Non-current liabilities	(3,060)	(31,216)
Total equity (deficiency)	23,797	204,945	$ 12,610	$ 26,109
Focus Medical Herbs Ltd [Member]
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
Current assets	21,521	22,913
Non-current assets	1,107	4,473
Current liabilities	(24,859)	(19,616)
Non-current liabilities	(52)	(1,883)
Total equity (deficiency)	$ (2,283)	$ 5,887